Provisions and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Breakdown Explanatory	USD million 30.6.21 31.3.21 31.12.20 Provisions other than provisions for expected credit losses 2,646 2,481 2,571 Provisions for expected credit losses 209 245 257 Total provisions 2,855 2,726 2,828
Disclosure Of Other Provisions Explanatory
USD million
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2020 2,135 72 363 2,571
Balance as of 31 March 2021 2,072 61 348 2,481
Increase in provisions recognized in the income statement 87 147 33 267
Release of provisions recognized in the income statement (24) (6) (4) (34)
Provisions used in conformity with designated purpose (27) (23) (31) (82)
Capitalized reinstatement costs 0 0 (1) (1)
Reclassifications 0 1 (1) 0
Foreign currency translation / unwind of discount 11 (2) 5 13
Balance as of 30 June 2021 2,119 179 348 2,646
1 Comprises provisions for losses resulting

from legal, liability and compliance

risks.

2 Includes personnel-related restructuring provisions

of USD
135

million as of 30 June 2021

(31 March 2021: USD
12

million;
31 December 2020: USD 18

million) and provisions for onerous contracts of

USD
40

million as of 30 June 2021 (31 March 2021: USD
44

million; 31 December 2020: USD
49

million).

3 Mainly includes provisions
related to real estate, employee benefits and operational risks.